Other Receivables (Tables)	6 Months Ended
Dec. 31, 2024
Other Receivables [Abstract]
Schedule of Other Receivables Current and Non Current
	As of December 31, 2024	As of June 30, 2024
Receivables with shareholders (i)	10,842,105	10,149,079
Total Other receivables – Non current	$10,842,105	$10,149,079

(i)	Moolec Science Limited issued an aggregate number of Moolec Science Limited ordinary shares equal to 2,354,069 (or 1,500,000 of Moolec Science SA shares after the transaction) to current individual shareholders of Bioceres S.A., and Bioceres Group PLC, (“New shareholders”) Moolec and the new shareholders entered into a subscription agreement (the “shareholders’ subscription agreement”) prior to the transaction pursuant to which Moolec Science Limited agreed to issue 2,354,069 of Moolec Science Limited ordinary shares. The subscription agreement dated December 22, 2022. The new shareholders agreed to pay an aggregate purchase price of $15,000,000 within 5 years from the date of such subscription agreement. Such shareholders’ subscription agreement accrues an internal rate of return of 13.20%. The accrued interest is included in Other Financial Results.

	As of December 31, 2024	As of June 30, 2024
Taxes	744,301	622,614
Others	64,494	387,925
Total Other receivables – Current	$808,795	$1,010,539